Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding - ACI Canada Legacy Performance Options [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	265,642
Options Exercisable	258,160
0.001 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	36,000
Options Exercisable	36,000
Exercise Price (in Dollars per share) | $ / shares	$ 0.025
Expiry Date	Feb. 01, 2026
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	27,642
Options Exercisable	27,642
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Dec. 31, 2027
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	122,000
Options Exercisable	120,956
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Sep. 01, 2028
0.01 [Member]
Stockholders’ Deficiency (Details) - Schedule of Canada Legacy Performance Options Outstanding [Line Items]
Options Outstanding	80,000
Options Exercisable	73,562
Exercise Price (in Dollars per share) | $ / shares	$ 0.25
Expiry Date	Jun. 01, 2029